Fair Value Measurements - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 30, 2021 shares	Apr. 30, 2020 shares
Gain loss on derivative instruments	¥ 44.5	$ 7.0	¥ 11.5
Transfer of financial assets or liabilities	0.0		0.0
Warrants outstanding	0.0
Fair Value, Nonrecurring [Member]
Assets, fair value disclosure	0.0		0.0
Fair Value, Recurring [Member]
Liabilities, fair value disclosure	0.0
Financial Assets [Member]
Transfer of financial assets or liabilities	¥ 0.0		¥ 0.0
Series B41 Redeemable Convertible Preferred Shares [Member] | Eat Together Warrant [Member]
Class of warrants or rights number of securities | shares					6,664,000
Series B4 Redeemable Convertible Preferred Shares [Member] | Eat Together Warrant [Member]
Class of warrants or rights number of securities | shares				6,989,750